Stockholders' Equity	6 Months Ended
Jun. 30, 2023
Stockholders' Equity [Abstract]
STOCKHOLDERS’ EQUITY

9. Stockholders’ Equity

The Company was authorized to issue 400,000,000 shares of common stock, par value $0.001 per share as of June 30, 2023 and December 31, 2022. The Company had 136,261,515 and 135,409,564 shares of common stock issued and outstanding as of June 30, 2023 and December 31, 2022, respectively.